Deposits	12 Months Ended
Dec. 31, 2021
Deposits
Deposits
13.	Deposits

	December 31	December 31
	2021	2020
	$	$
Current portion:
Suppliers	1,236,211	1,421,246
Security deposit on leased premises	92,241	—
Total current	1,328,452	1,421,246

Non-current portion:
Suppliers	1,952	1,099
Security deposit on leased premises	246,804	300,242
Total non-current	248,756	301,341
Total Deposits	1,577,208	1,722,587